ESTIMATION OF FAIR VALUE (Details 9) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Assets	$ 224,073,721
Assets	236,538,540	$ 79,268.9		$ 224,073,721
Financial assets in concession [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Assets	2,072,674			1,891,692	$ 1,738,598
Valuation adjustment with an effect on income	209,937			180,982	153,094
Valuation adjustments with an effect on OCI	0			0	0
Additions	0			0	0
Sales/disposals	0			0	0
Reclassification of bearer plants balance				0
Effects of amendments in accounting policies of bearer plants.				0
Transfers to non-current assets held for sale	0			0
Reclassification	0			0
Assets	2,282,611			2,072,674	1,891,692
Debt Securities [Member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Assets	27,377			36,077	36,821
Valuation adjustment with an effect on income	765			750	2,892
Valuation adjustments with an effect on OCI	(8,540)			(9,450)	(3,636)
Additions	0			0	0
Sales/disposals	0			0	0
Reclassification of bearer plants balance				0
Effects of amendments in accounting policies of bearer plants.				0
Transfers to non-current assets held for sale	0			0
Reclassification	0			0
Assets	19,602			27,377	36,077
Trading equity securities [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Assets	0			0	0
Valuation adjustment with an effect on income	0			0	0
Valuation adjustments with an effect on OCI	0			0	0
Additions	0			0	0
Sales/disposals	0			0	0
Reclassification of bearer plants balance				0
Effects of amendments in accounting policies of bearer plants.				0
Transfers to non-current assets held for sale	0			0
Reclassification	25,341			0
Assets	25,341			0	0
Biological assets [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Assets	48,002			240,212	202,399
Valuation adjustment with an effect on income	13,503			14,644	22,922
Valuation adjustments with an effect on OCI	0			0	0
Additions	24,409			21,432	35,265
Sales/disposals	(19,775)			(20,670)	(20,374)
Reclassification of bearer plants balance				(188,177)
Effects of amendments in accounting policies of bearer plants.				(18,108)
Transfers to non-current assets held for sale	0			0
Reclassification	0			(1,331)
Assets	66,139			48,002	240,212
Investment property [member] | Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Assets	610,188			538,246	366,742
Valuation adjustment with an effect on income	46,675			53,680	104,769
Valuation adjustments with an effect on OCI	0			0	0
Additions	84,036			71,268	89,679
Sales/disposals	(28,431)			(61,786)	(22,944)
Reclassification of bearer plants balance				0
Effects of amendments in accounting policies of bearer plants.				0
Transfers to non-current assets held for sale	101,469			11,319
Reclassification	(30,143)			(2,539)
Assets	$ 783,794			$ 610,188	$ 538,246

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.